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Writer’s Direct Contact 212.468.8053 JBaris@mofo.com

May 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Victory Portfolios II
File Nos. 333-181176, 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the “Registrant” or “VPII”), we are filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 46 under the Securities Act and No. 49 under the Investment Company Act of 1940, as amended, to VPII’s registration statement on Form N-1A (“PEA 46”).

PEA 46 is being filed pursuant to Rule 485(a) under the Securities Act for the primary purpose of amending the name, investment objective, principal investment strategy and broad-based benchmark index of the Victory CEMP Multi-Asset Growth Fund.

The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) under the Securities Act to provide the Fund’s updated financial information and performance tables, among other revisions.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                                Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP

S. Elliott Cohan, Morrison & Foerster LLP

Matthew J. Kutner, Morrison & Foerster LLP